Shareholders' equity - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Apr. 27, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Class of Stock [Line Items]
Amounts available for distributions		¥ 1,193,497	¥ 1,069,296	¥ 735,394
Dividends on common stock per share		¥ 20	¥ 13	¥ 19
Minimum tradable quantity of share lot		100
Common stock held in treasury, shares		294,133,150	214,170,602
Common stock held in treasury, value		¥ 182,792	¥ 148,517
Repurchased shares of common stock		121,010,524	24,364,753	155,232,995
Subsequent Event [Member] | Minimum [Member]
Class of Stock [Line Items]
Share buyback program date	May 17, 2017
Subsequent Event [Member] | Maximum [Member]
Class of Stock [Line Items]
Repurchased shares of common stock	100,000,000
Repurchased shares of common stock at cost	¥ 80,000
Share buyback program date	Mar. 30, 2018
Affiliated companies
Class of Stock [Line Items]
Common stock held in treasury, shares		759,725	1,129,833	1,141,686
Common stock held in treasury, value		¥ 758	¥ 2,024	¥ 2,017